Investment Securities (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

As at October 31 ($ millions)	2022	2021

Debt investment securities measured at FVOCI	$81,271	$52,611
Debt investment securities measured at amortized cost	23,610	18,157
Equity investment securities designated at FVOCI	3,439	3,178
Equity investment securities measured at FVTPL	1,626	1,223
Debt investment securities measured at FVTPL	62	30
Total investment securities	$110,008	$75,199

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities
(a)	Debt investment securities measured at fair value through other comprehensive income (FVOCI)

	2022				2021
As at October 31 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Canadian federal government issued or guaranteed debt	$11,372	$4	$374	$11,002	$5,694	$135	$25	$5,804
Canadian provincial and municipal debt	5,860	1	432	5,429	5,202	12	59	5,155
U.S. treasury and other U.S. agency debt	37,690	80	2,534	35,236	13,528	188	79	13,637
Other foreign government debt	28,794	27	1,135	27,686	27,126	60	515	26,671
Other debt	1,989	1	72	1,918	1,339	9	4	1,344
Total	$85,705	$113	$4,547	$81,271	$52,889	$404	$682	$52,611

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost
(b)	Debt investment securities measured at amortized cost

	2022		2021
As at October 31 ($ millions)	Fair Value	Carrying value (1)	Fair Value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$8,684	$9,024	$12,310	$12,372
U.S. treasury and other U.S. agency debt	12,212	13,042	4,712	4,687
Other foreign government debt	1,459	1,470	970	960
Corporate debt	88	74	141	138
Total	$22,443	$23,610	$18,133	$18,157

(1)	Balances are net of allowances of $1 (2021 were not significant).

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income
(c)	Equity investment securities designated at fair value through other comprehensive income (FVOCI)
The Bank has designated certain equity securities at FVOCI shown in the following table as these investments are held for strategic purposes.

As at October 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Preferred equity instruments	$–	$–	$–	$–
Common shares	3,175	487	223	3,439
Total	$3,175	$487	$223	$3,439

As at October 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$27	$4	$3	$28
Common shares	2,710	528	88	3,150
Total	$2,737	$532	$91	$3,178

Summary of Residual Term to Contractual Maturity of Financial Instruments
(d)	An analysis of the carrying value of investment securities is as follows:

	Remaining term to maturity
As at October 31, 2022 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$2,617	$2,125	$4,700	$675	$885	$–	$11,002
Yield (1) %	1.0	2.7	2.2	2.1	0.2	–	1.9
Canadian provincial and municipal debt	372	688	2,537	1,832	–	–	5,429
Yield (1) %	1.2	1.8	2.1	2.5	–	–	2.1
U.S. treasury and other U.S. agency debt	762	8,665	19,695	3,295	2,819	–	35,236
Yield (1) %	2.7	1.1	2.2	2.7	2.5	–	2.0
Other foreign government debt	6,994	7,325	9,281	3,817	269	–	27,686
Yield (1) %	2.1	2.2	4.3	5.0	3.4	–	3.3
Other debt	70	101	1,527	214	3	3	1,918
Yield (1) %	9.8	2.8	4.3	3.0	5.9	4.0	4.3
	10,815	18,904	37,740	9,833	3,976	3	81,271
Equity instruments
Preferred equity instruments	–	–	–	–	–	–	–
Common shares	–	–	–	–	–	3,439	3,439
						3,439	3,439
Total FVOCI	10,815	18,904	37,740	9,833	3,976	3,442	84,710
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	682	1,867	6,104	367	4	–	9,024
Yield (1) %	1.0	3.1	2.9	7.2	0.0	–	3.1
U.S. treasury and other U.S. agency debt	–	812	149	7	12,074	–	13,042
Yield (1) %	–	1.3	3.1	4.0	3.5	–	3.4
Other foreign government debt	81	382	827	138	43	–	1,471
Yield (1) %	2.6	7.4	4.5	2.2	1.3	–	4.8
Corporate debt	2	52	(10)	29	–	–	73
Yield (1) %	2.7	3.0	3.9	2.6	–	–	2.9
	765	3,113	7,070	541	12,121	–	23,610
Fair value through profit or loss
Equity instruments	–	–	–	–	–	1,626	1,626
Debt instruments	–	–	54	8	–	–	62
Total investment securities	$11,580	$22,017	$44,864	$10,382	$16,097	$5,068	$110,008
Total by currency (in Canadian equivalent):
Canadian dollar	$3,546	$3,968	$12,560	$2,440	$900	$2,796	$26,210
U.S. dollar	1,031	11,856	24,810	4,921	14,866	1,998	59,482
Mexican peso	193	496	2,695	485	–	35	3,904
Other currencies	6,810	5,697	4,799	2,536	331	239	20,412
Total investment securities	$11,580	$22,017	$44,864	$10,382	$16,097	$5,068	$110,008

(1)	Represents the weighted-average yield of fixed income securities.

	Remaining term to maturity
As at October 31, 2021 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$70	$474	$3,717	$323	$1,220	$–	$5,804
Yield (1) %	0.1	0.8	0.9	1.7	2.9	–	1.3
Canadian provincial and municipal debt	170	1,248	2,239	1,498	–	–	5,155
Yield (1) %	0.5	0.6	1.0	1.8	–	–	1.1
U.S. treasury and other U.S. agency debt	147	449	10,786	88	2,167	–	13,637
Yield (1) %	0.1	0.1	1.2	1.4	1.4	–	1.2
Other foreign government debt	7,445	7,411	9,418	2,077	320	–	26,671
Yield (1) %	1.0	1.3	2.2	2.8	2.8	–	1.7
Other debt	78	284	838	129	15	–	1,344
Yield (1) %	0.6	1.9	1.8	0.1	5.9	–	1.6
	7,910	9,866	26,998	4,115	3,722	–	52,611
Equity instruments
Preferred equity instruments	–	–	–	–	–	28	28
Common shares	–	–	–	–	–	3,150	3,150
						3,178	3,178
Total FVOCI	7,910	9,866	26,998	4,115	3,722	3,178	55,789
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	499	3,405	8,061	402	5	–	12,372
Yield (1) %	1.9	1.7	1.8	3.0	0.0	–	1.9
U.S. treasury and other U.S. agency debt	12	–	750	8	3,917	–	4,687
Yield (1) %	0.1	–	1.3	2.2	2.1	–	1.9
Other foreign government debt	74	245	329	258	54	–	960
Yield (1) %	(0.0)	(0.4)	3.4	1.1	1.2	–	1.4
Corporate debt	9	37	56	36	–	–	138
Yield (1) %	2.1	1.8	1.9	2.7	–	–	2.1
	594	3,687	9,196	704	3,976	–	18,157
Fair value through profit or loss
Equity instruments	–	–	–	–	–	1,223	1,223
Debt instruments	–	–	22	8	–	–	30
Total investment securities	$8,504	$13,553	$36,216	$4,827	$7,698	$4,401	$75,199
Total by currency (in Canadian equivalent):
Canadian dollar	$337	$4,102	$13,445	$2,296	$1,240	$2,216	$23,636
U.S. dollar	705	3,070	16,333	924	6,090	1,911	29,033
Mexican peso	276	919	1,858	157	–	29	3,239
Other currencies	7,186	5,462	4,580	1,450	368	245	19,291
Total investment securities	$8,504	$13,553	$36,216	$4,827	$7,698	$4,401	$75,199

(1)	Represents the weighted-average yield of fixed income securities.

Schdule of Analysis of Net Gain on Sale of Investment Securities
(e)	Net gain on sale of investment securities
The following table presents the net gain on sale of investment securities:

For the year ended October 31 ($ millions)	2022	2021

Debt investment securities m e asured at amortized cost	$–	$53
Debt investment securities measured at FVOCI	74	366
Net gain on sale of investment securities	$74	$419